7. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents
Cash and cash equivalents
	December 31, 2018	December 31, 2017

Cash and banks	151,558	171,951
Cash equivalents	2,877,633	2,111,096
	3,029,191	2,283,047